Equity - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding (Details) - Options Outstanding [Member]	3 Months Ended
Mar. 31, 2025 $ / shares shares
2.93 - 31.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding,Range of Exercise Price lower limit	$ 2.93
Options Outstanding, Range of Exercise Price Upper limit	$ 31.2
Options Outstanding, Number Outstanding (in Shares) | shares	21,010
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 5 months 23 days
Options Outstanding, Weighted Average Exercise Price	$ 12.19
Options Exercisable, Number Exercisable (in Shares) | shares	17,078
Options Exercisable	$ 14.28
48.75 - 123.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding,Range of Exercise Price lower limit	48.75
Options Outstanding, Range of Exercise Price Upper limit	$ 123
Options Outstanding, Number Outstanding (in Shares) | shares	20,517
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	1 year 9 months 14 days
Options Outstanding, Weighted Average Exercise Price	$ 78.91
Options Exercisable, Number Exercisable (in Shares) | shares	20,517
Options Exercisable	$ 78.91
154.50 - 264.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding,Range of Exercise Price lower limit	154.5
Options Outstanding, Range of Exercise Price Upper limit	$ 264
Options Outstanding, Number Outstanding (in Shares) | shares	9,898
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 9 months 25 days
Options Outstanding, Weighted Average Exercise Price	$ 214.71
Options Exercisable, Number Exercisable (in Shares) | shares	9,898
Options Exercisable	$ 214.71
2.93 - 264.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding,Range of Exercise Price lower limit	2.93
Options Outstanding, Range of Exercise Price Upper limit	$ 264
Options Outstanding, Number Outstanding (in Shares) | shares	51,425
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 10 months 13 days
Options Outstanding, Weighted Average Exercise Price	$ 77.79
Options Exercisable, Number Exercisable (in Shares) | shares	47,493
Options Exercisable	$ 83.97